Note 10 - Long-term Government Loan Payable and Government Grant - Balances of Government Loan and Grant (Details) - CAD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Aug. 31, 2024	Aug. 30, 2024	Apr. 30, 2024	Feb. 29, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Beginning balance, grant					$ 3,124	$ 849
Beginning balance					10,948	5,148
Proceeds from borrowings					4,706
Allocation to government grant, grant						2,275
Accretion, grant					0	0
Accretion						578
Extinguishment of government loans					(8,017)
Ending balance, grant					3,124	3,124	$ 849
Ending balance					8,320	10,948	5,148
Federal Economic Development for Northern Ontario [member]
Statement Line Items [Line Items]
Proceeds from borrowings		$ 1,000	$ 2,000	$ 2,267
Repayment of borrowings					(27)	(45)
Government loan [member]
Statement Line Items [Line Items]
Balance, loans					7,824	4,299
Proceeds from borrowings					4,706
Allocation to government grant, loan						(2,275)
Accretion						578
Extinguishment of government loans					(8,017)
Extinguishment of government loans					3,311	(0)	(0)
Balance, loans					5,196	7,824	$ 4,299
Government loan [member] | Federal Economic Development for Northern Ontario [member]
Statement Line Items [Line Items]
Balance, loans					5,267
Proceeds from borrowings	$ 1,000		$ 2,000	$ 2,267
Repayment of borrowings					(27)	(45)
Extinguishment of government loans					3,311
Balance, loans						$ 5,267
Old government loan [member]
Statement Line Items [Line Items]
Accretion					368
Accretion					368
New government loan [member]
Statement Line Items [Line Items]
Accretion					342
Accretion					$ 342